Segment and Geographic Information - Summary of Property And Equipment, Net by Country (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Property and equipment, net	$ 15,404	$ 15,365	$ 12,473
United States
Segment Reporting Information [Line Items]
Property and equipment, net	6,532	6,400	4,394
China
Segment Reporting Information [Line Items]
Property and equipment, net	5,039	4,998	6,363
Taiwan
Segment Reporting Information [Line Items]
Property and equipment, net	2,668	2,270	983
Other Countries
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,165	$ 1,697	$ 733